Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 1,864	$ 7,240
Restricted Cash	1,678	1,817
Marketable Security	1,475	1,694
Accounts Receivable, net	1,866	1,197
Inventories	11,732	12,513
Prepaid expenses and other current assets	1,783	3,031
Total current assets	20,398	27,492
Intangible assets, net	109,734	113,684
Property and equipment, net	25,053	25,209
Goodwill	66,038	71,658
Other assets	1,201	1,050
Total assets	222,424	239,093
Current liabilities:
Accounts payable and accrued expenses	18,670	18,916
Current Tax Payable	519	38
Current Portion of Note Payable	107,205	106,015
Convertible Promissory Note – Related Parties		2,000
Promissory Notes – Related Parties		641
Due to Related Parties	846	846
Due to Prior Members	1,021	1,130
Other Current Liabilities	674	1,340
Total current liabilities	128,935	130,926
Contingent Consideration	15,260	20,880
Private Warrants Liabilities	968	436
Warrant Liabilities	16,830	16,601
Derivative Liability		1,167
Total liabilities	161,993	170,010
Commitments and contingencies
Stockholders’ Equity
Common stock, $0.0001 par value; 150,000,000 shares authorized; 17,585,249 and 16,061,190 shares issued and outstanding at March 31, 2022 December 31, 2021, respectively.	2	2
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	76,775	70,859
Accumulated deficit	(16,346)	(1,778)
Total Stockholders’ Equity	60,431	69,083
Total liabilities and Stockholders’ Equity	$ 222,424	239,093
Successor
Current assets:
Cash and cash equivalents		7,240
Restricted Cash		1,817
Marketable Security		1,694
Accounts Receivable, net		1,197
Inventories		12,513
Prepaid expenses and other current assets		3,031
Total current assets		27,492
Intangible assets, net		113,684
Property and equipment, net		25,209
Goodwill		71,658
Other assets		1,050
Total assets		239,093
Current liabilities:
Accounts payable and accrued expenses		18,916
Current Tax Payable		38
Current Portion of Note Payable		106,015
Convertible Promissory Note – Related Parties		2,000
Promissory Notes – Related Parties		641
Distributions Payable to Members
Due to Related Parties		846
Due to Prior Members		1,130
Other Current Liabilities		1,340
Total current liabilities		130,926
Deferred tax liability
Contingent Consideration		20,880
Note Payable, Net of Current Portion
Private Warrants Liabilities		436
Warrant Liabilities		16,601
Derivative Liability		1,167
Total liabilities		170,010
Commitments and contingencies
Stockholders’ Equity
Common stock, $0.0001 par value; 150,000,000 shares authorized; 16,061,190 shares issued and outstanding at December 31, 2021		2
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		70,859
Accumulated deficit		(1,778)
Total Stockholders’ Equity		69,083
Total liabilities and Stockholders’ Equity		239,093
Members’ Equity
Predecessor
Current assets:
Cash and cash equivalents			$ 2,263
Restricted Cash
Marketable Security
Accounts Receivable, net			1,421
Inventories			3,585
Prepaid expenses and other current assets			233
Total current assets			7,502
Intangible assets, net
Property and equipment, net			8,073
Goodwill
Other assets			117
Total assets			15,692
Current liabilities:
Accounts payable and accrued expenses			1,350
Current Tax Payable
Current Portion of Note Payable			69
Convertible Promissory Note – Related Parties
Promissory Notes – Related Parties
Distributions Payable to Members			170
Due to Related Parties
Due to Prior Members			0
Other Current Liabilities
Total current liabilities			1,589
Deferred tax liability			58
Contingent Consideration
Note Payable, Net of Current Portion			1,710
Private Warrants Liabilities
Warrant Liabilities
Derivative Liability
Total liabilities			3,357
Commitments and contingencies
Stockholders’ Equity
Common stock, $0.0001 par value; 150,000,000 shares authorized; 16,061,190 shares issued and outstanding at December 31, 2021
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Total Stockholders’ Equity			12,335
Total liabilities and Stockholders’ Equity			15,692
Members’ Equity			$ 12,335